UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eton Park Capital Management, L.P.
Address: 399 Park Avenue, 10th Floor
         New York, NY  10022

13F File Number:  028-11170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcy Engel
Title:     Chief Operating Officer
Phone:     212-756-5390

Signature, Place, and Date of Signing:

 /s/ Marcy Engel     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $4,986,363 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108    57005   650000 SH       SOLE                   650000        0
BARCLAYS BK PLC                IPATH S&P MT ETN 06740C519    10770   500000 SH  PUT  SOLE                   500000        0
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188   334620 16500000 SH  PUT  SOLE                 16500000        0
BRE PROPERTIES INC             CL A             05564E106     6815   140000 SH       SOLE                   140000        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    39068   375000 SH       SOLE                   375000        0
CHENIERE ENERGY INC            COM NEW          16411R208    81984  2928000 SH       SOLE                  2928000        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105   130348   400000 SH       SOLE                   400000        0
CITIGROUP INC                  *W EXP 10/28/201 172967234     2588 34507284 SH       SOLE                 34507284        0
COMCAST CORP NEW               CL A SPL         20030N200   133424  3367596 SH       SOLE                  3367596        0
CONSTELLATION BRANDS INC       CL A             21036P108    14292   300000 SH       SOLE                   300000        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    10379   265650 SH       SOLE                   265650        0
CYTEC INDS INC                 COM              232820100    42040   567500 SH       SOLE                   567500        0
DOLLAR GEN CORP NEW            COM              256677105   308032  6090000 SH       SOLE                  6090000        0
DOLLAR TREE INC                COM              256746108   242150  5000000 SH       SOLE                  5000000        0
EBAY INC                       COM              278642103   216880  4000000 SH       SOLE                  4000000        0
INTEL CORP                     COM              458140100   131100  6000000 SH  PUT  SOLE                  6000000        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119    29047  5651198 SH       SOLE                  5651198        0
LIBERTY GLOBAL INC             COM SER A        530555101   275250  3750000 SH  CALL SOLE                  3750000        0
LIBERTY GLOBAL INC             COM SER A        530555101   131628  1793300 SH       SOLE                  1793300        0
LIBERTY GLOBAL INC             COM SER C        530555309   214380  3123700 SH       SOLE                  3123700        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    92153  1219275 SH       SOLE                  1219275        0
MARATHON PETE CORP             COM              56585A102    85210   951000 SH       SOLE                   951000        0
MARATHON PETE CORP             COM              56585A102   313600  3500000 SH  CALL SOLE                  3500000        0
MCGRAW HILL COS INC            COM              580645109    52080  1000000 SH  CALL SOLE                  1000000        0
MCMORAN EXPLORATION CO         COM              582411104    24525  1500000 SH       SOLE                  1500000        0
MEAD JOHNSON NUTRITION CO      COM              582839106    51892   670000 SH       SOLE                   670000        0
MOODYS CORP                    COM              615369105    53320  1000000 SH       SOLE                  1000000        0
NEWS CORP                      CL A             65248E104   198380  6500000 SH  CALL SOLE                  6500000        0
NEWS CORP                      CL A             65248E104   701960 23000000 SH       SOLE                 23000000        0
NIELSEN HOLDINGS N V           COM              N63218106   286560  8000000 SH       SOLE                  8000000        0
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106    37067  3670000 SH       SOLE                  3670000        0
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    15351  3818540 SH       SOLE                  3818540        0
PLAINS EXPL& PRODTN CO         COM              726505100    36291   764501 SH       SOLE                   764501        0
PRICELINE COM INC              COM NEW          741503403   168543   245000 SH       SOLE                   245000        0
SPRINT NEXTEL CORP             COM SER 1        852061100   114611 18455816 SH       SOLE                 18455816        0
TEEKAY CORPORATION             COM              Y8564W103   179800  5000000 SH  CALL SOLE                  5000000        0
VISTEON CORP                   COM NEW          92839U206    63095  1093500 SH       SOLE                  1093500        0
YANDEX N V                     SHS CLASS A      N97284108    46240  2000000 SH       SOLE                  2000000        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    53885  3770789 SH       SOLE                  3770789        0